Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Statutory Reserves

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Statutory reserve
Statutory general reserve (i)
At January 1	278,601	281,459	44,519
Transfer from retained earnings	2,858	2,072	328

At December 31	281,459	283,531	44,847

General surplus reserve (ii)
At January 1 and December 31	25,706	25,706	4,066

Total	307,165	309,237	48,913

Capital reserves (iii)
At January 1 and December 31	30,704	30,704	4,857

Note:

(i)
In accordance with the relevant regulations in the PRC, a 10% appropriation to the statutory general reserve based on the net income reported in the PRC financial statements is required until the balance reaches 50% of the authorized share capital of Yuchai and its subsidiaries. Statutory general reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the authorized share capital.

(ii)
General surplus reserve is appropriated in accordance with Yuchai’s Articles and resolution of the board of directors. General surplus reserve may be used to offset accumulated losses or increase the registered capital.

(iii)	Capital reserves pertain to a capital transaction in 2015 .

Summary of Other Components of Equity

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Other components of equity
Foreign currency translation reserve (i)	(89,925)	(118,176)	(18,692)
Performance shares reserve (ii)	19,758	19,758	3,125
Premium paid for acquisition of non-controlling interests	(11,472)	(11,472)	(1,814)
Fair value reserve of financial assets at FVOCI (iii)	(79,720)	(30,902)	(4,888)

Total	(161,359)	(140,792)	(22,269)

Note:

(i)
Foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Performance shares reserve comprises the cumulative value of employee services received in return for share-based compensation. The amount in the reserve is retained when the option is expired.

(iii)	Fair value reserve of financial assets at FVOCI relates to the subsequent measurement of the Group’s bills receivable at fair value through OCI.